RISK MANAGEMENT (Details 18) $ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2017 COP ($)	Dec. 31, 2016 COP ($)	Dec. 31, 2017 USD ($)	[1]	Dec. 31, 2016 USD ($)	[1]	Dec. 31, 2015 COP ($)	Dec. 31, 2014 COP ($)
Disclosure Of Financial Risk Management Explanatory [Line Items]
Cash and cash equivalents		$ 22,336,838	$ 22,193,004	$ 7,485.5		$ 7,437.3		$ 22,284,977	$ 17,269,760
Banco de Bogota [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Cash and cash equivalents	[2]	9,883,150	10,058,552
Banco Occidente [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Cash and cash equivalents	[2]	7,184,470	3,882,343
Banco Popular S.A [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Cash and cash equivalents	[2]	2,905,827	2,628,298
Banco AV Villas S.A [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Cash and cash equivalents	[2]	1,776,252	1,952,334
Corficolombiana [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Cash and cash equivalents	[2]	1,603,609	1,475,836
Later than one day and not later than seven days [Member] | Banco de Bogota [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liquidity Risk Indicator	[3]	9,446,780	8,732,532
Later than one day and not later than seven days [Member] | Banco Occidente [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liquidity Risk Indicator	[3]	6,876,625	3,453,308
Later than one day and not later than seven days [Member] | Banco Popular S.A [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liquidity Risk Indicator	[3]	2,629,285	2,445,146
Later than one day and not later than seven days [Member] | Banco AV Villas S.A [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liquidity Risk Indicator	[3]	1,701,634	1,723,991
Later than one day and not later than seven days [Member] | Corficolombiana [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liquidity Risk Indicator	[3]	1,059,878	871,378
Later than Eight days and not later than Fifteen days [Member] | Banco de Bogota [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liquidity Risk Indicator	[3]	8,436,530	5,604,879
Later than Eight days and not later than Fifteen days [Member] | Banco Occidente [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liquidity Risk Indicator	[3]	6,657,883	3,158,023
Later than Eight days and not later than Fifteen days [Member] | Banco Popular S.A [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liquidity Risk Indicator	[3]	2,332,527	2,212,315
Later than Eight days and not later than Fifteen days [Member] | Banco AV Villas S.A [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liquidity Risk Indicator	[3]	1,577,328	1,554,462
Later than Eight days and not later than Fifteen days [Member] | Corficolombiana [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liquidity Risk Indicator	[3]	942,372	795,495
Later than Sixteen days and not later than Thirty days [Member] | Banco de Bogota [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liquidity Risk Indicator	[3]	7,161,523	3,786,496
Later than Sixteen days and not later than Thirty days [Member] | Banco Occidente [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liquidity Risk Indicator	[3]	5,567,110	2,638,916
Later than Sixteen days and not later than Thirty days [Member] | Banco Popular S.A [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liquidity Risk Indicator	[3]	1,726,392	1,511,457
Later than Sixteen days and not later than Thirty days [Member] | Banco AV Villas S.A [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liquidity Risk Indicator	[3]	1,506,404	1,206,529
Later than Sixteen days and not later than Thirty days [Member] | Corficolombiana [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liquidity Risk Indicator	[3]	649,166	490,178
Later than Thirty one days and not later than Ninty days [Member] | Banco de Bogota [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liquidity Risk Indicator	[3]	1,082,066	(2,999,598)
Later than Thirty one days and not later than Ninty days [Member] | Banco Occidente [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liquidity Risk Indicator	[3]	2,350,522	1,081,962
Later than Thirty one days and not later than Ninty days [Member] | Banco Popular S.A [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liquidity Risk Indicator	[3]	(256,330)	(212,024)
Later than Thirty one days and not later than Ninty days [Member] | Banco AV Villas S.A [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liquidity Risk Indicator	[3]	478,347	56,614
Later than Thirty one days and not later than Ninty days [Member] | Corficolombiana [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liquidity Risk Indicator	[3]	$ 361,394	$ (187,120)

[1]	2.4 Convenience translation in to U.S. dollars: The presentation currency of Grupo Aval´s consolidated financial statements is the Colombian Peso. The U.S. dollar amounts disclosed in the accompanying consolidated financial statements are presented solely for the convenience of the reader, dividing the Colombian peso amounts by the exchange rate of Ps. 2,984.00 per US$1.00, which is the market exchange rate at December 31, 2017, as calculated by the Central Bank of Colombia. The use of this methodology in translating Colombian pesos into U.S. dollars is referred to as the “U.S. dollar translation methodology,” and should not be construed as a representation that the Colombian peso amounts actually represent or have been, or the amount that could be converted into U.S. dollars at that rate or any other rate.
[2]	Liquid assets are the sum of the assets that are readily convertible to cash. These assets include cash on hand and bank deposits including Central Bank deposits, securities or coupons that have been transferred to the entity in money market transactions and have not been used in borrowing operations in the money market. It also includes investments in debt securities recorded at fair value, investments in mutual funds with no withdrawal restrictions, and debt securities carried at amortized cost, provided they are legally required or “mandatory” investments, subscribed in the primary market and that can be used for money market operations. The value of the liquid assets mentioned above, is calculated at the fair value market price on the date of the assessment.
[3]	This amount is the remaining value of the liquid assets in the specified time period, or the LRI, that is calculated as the difference among the liquid assets and the liquidity requirement. The liquidity requirement is the difference of contractual cash inflows and contractual and non-contractual cash outflows during the period according to the LRI methodology.